Accounting Standards	12 Months Ended
Dec. 31, 2015
Accounting Standards [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Accounting Standards

Recently Adopted

In November 2015, the FASB issued an accounting standards update to simplify the balance sheet classification of deferred taxes. The update requires that deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent on the balance sheet. The update does not change the existing requirement that only permits offsetting within a jurisdiction. The change is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. The guidance may be applied either prospectively or retrospectively with early adoption permitted. Our adoption of this standard in the fourth quarter of 2015 did not have a material impact on the consolidated results of operations, financial position or cash flows. We have elected to apply this standard prospectively, therefore, prior periods have not been retrospectively adjusted.

In April 2015, the FASB issued an accounting standards update to simplify the presentation of debt issuance costs. The update requires that debt issue costs for term debt are to be presented on the balance sheet as a direct reduction of the term debt liability as opposed to a deferred charge within other noncurrent assets. The change is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2015. Retrospective application is required and early adoption is permitted. The Partnership’s early adoption of this standard in the second quarter of 2015 did not have a material impact on the consolidated results of operations, financial position or cash flows. In August 2015, the FASB subsequently issued a clarification as to the handling of debt issuance costs related to line-of-credit arrangements that allows for the presentation of these costs as an asset which would be amortized over the term of the line-of-credit arrangements. This clarification did not have any impact on the consolidated results of operations, financial position or cash flows.

In April 2014, the FASB issued an accounting standards update that redefines the criteria for determining discontinued operations and introduces new disclosures related to these disposals. The updated definition of a discontinued operation is the disposal of a component (or components) of an entity or the classification of a component (or components) of an entity as held for sale that represents a strategic shift for an entity and has (or will have) a major impact on an entity’s operations and financial results. The standard requires disclosure of additional financial information for discontinued operations and individually material components not qualifying for discontinued operation presentation, as well as information regarding an entity’s continuing involvement with the discontinued operation. The accounting standards update was effective prospectively for annual periods beginning on or after December 15, 2014, and interim periods within those years. Adoption of this standards update in the first quarter of 2015 did not impact the consolidated results of operations, financial position or cash flows.

Not Yet Adopted

In January 2016, the FASB issued an accounting standards update requiring unconsolidated equity investments, not accounted for under the equity method, to be measured at fair value with changes in fair value recognized in net income. The update also requires the use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes and the separate presentation of financial assets and liabilities by measurement category and form on the balance sheet and accompanying notes. The update eliminates the requirement to disclose the methods and assumptions used in estimating the fair value of financial instruments measured at amortized cost. Lastly, the update requires separate presentation in other comprehensive income of the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when electing to measure the liability at fair value in accordance with the fair value option for financial instruments. The changes are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2017. Upon adoption, entities will be required to make a cumulative-effect adjustment to the consolidated results of operations as of the beginning of the first reporting period the guidance is effective. Early adoption is permitted only for the amendment regarding presentation of liability’s credit risk. The Partnership is in the process of determining the impact of the new standard on the consolidated financial statements.

In September 2015, the FASB issued an accounting standards update that eliminates the requirement to restate prior period financial statements for measurement period adjustments for business combinations. This update requires that the cumulative impact of a measurement period adjustment be recognized in the reporting period in which the adjustment is identified. The standard is effective for interim and annual periods beginning after December 15, 2015 with early application permitted. Adoption of this standard is not expected to have a material impact on the consolidated results of operations, financial position or cash flows.

In April 2015, the FASB issued an accounting standards update requiring that the earnings of transferred net assets prior to the dropdown date of the net assets to a master limited partnership be allocated entirely to the general partner when calculating earnings per unit under the two class method. Under this guidance, previously reported earnings per unit of the limited partners will not change as a result of a dropdown transaction. The change is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2015. Retrospective application is required and early adoption is permitted. Adoption of this standard is not expected to have a material impact on the consolidated results of operations, financial position or cash flows.

In April 2015, the FASB issued an accounting standards update clarifying whether a customer should account for a cloud computing arrangement as an acquisition of a software license or as a service arrangement by providing characteristics that a cloud computing arrangement must have in order to be accounted for as a software license acquisition. The change is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2015. Retrospective or prospective application is allowed and early adoption is permitted. Adoption of this standard is not expected to have a material impact on the consolidated results of operations, financial position or cash flows.

In February 2015, the FASB issued an accounting standards update making targeted changes to the current consolidation guidance. The new standard changes the considerations related to substantive rights, related parties, and decision making fees when applying the variable interest entity consolidation model and eliminates certain guidance for limited partnerships and similar entities under the voting interest consolidation model. The update is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2015. Early adoption is permitted. Adoption of this standard is not expected to have a material impact on the consolidated results of operations, financial position or cash flows.

In August 2014, the FASB issued an accounting standards update requiring management to assess an entity’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. Management will be required to assess if there is substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. Disclosures will be required if conditions give rise to substantial doubt and the type of disclosure will be determined based on whether management’s plans will be able to alleviate the substantial doubt. This accounting standards update will be effective for the first annual period ending after December 15, 2016, and for annual periods and interim periods thereafter with early application permitted. We do not expect application of this standard to have an impact on our financial reporting.

In May 2014, the FASB issued an initial accounting standards update for revenue recognition, which has had subsequent updates. The new standard is aligned with the International Accounting Standards Board’s revenue recognition standard. The guidance in the update states that revenue is recognized when a customer obtains control of a good or service. Recognition of the revenue will involve a multiple step approach including identifying the contract, identifying the separate performance obligations, determining the transaction price, allocating the price to the performance obligations and then recognizing the revenue as the obligations are satisfied. Additional disclosures will be required to provide adequate information to understand the nature, amount, timing and uncertainty of reported revenues and revenues expected to be recognized. The accounting standards update will be effective on a retrospective or modified retrospective basis for annual reporting periods beginning after December 15, 2017, and interim periods within those years, with early adoption permitted no earlier than January 1, 2017. The Partnership is in the process of determining the impact of the new standard on the consolidated financial statements.